Consolidated Statements of Income (Unaudited) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024		Dec. 31, 2024		Dec. 31, 2023
Income Statement [Abstract]
Net Revenues	$ 5,709,426	[1]	$ 1,143,928	[1]	$ 7,615,307	[2]	$ 1,369,855	[2]
Cost of Revenues	5,447,509		915,662		6,144,926		1,117,770
Gross Profit	261,917		228,266		1,470,381		252,085
Operating Expenses
Selling expenses	17,341		900		15,754		4,476
General and administrative expenses	120,754		154,433		365,207		88,761
Total Operating Expenses	138,095		155,333		380,961		93,237
Operating Income	123,822		72,933		1,089,420		158,848
Other (Expenses) Income
Interest expense	(682)		(800)		(3,115)		(967)
Financial expense	(60)				(456)
Unrealized gain (loss) on trading securities	(11,007)
Other income, net			507
Other income (expenses), net					1,739		(4,763)
Total Other Expenses, Net	(11,749)		(293)		(1,832)		(5,730)
Income before Income Taxes	112,073		72,640		1,087,588		153,118
Income Tax Expenses	31,444		32,348		309,352		1,925
Net Income	$ 80,629		$ 40,292		$ 778,236		$ 151,193
Earnings per Share – Basic (in Dollars per share)	$ 0.01		$ 0		$ 0.05		$ 0.01
Weighted Average Number of Common Stock Outstanding – Basic (in Shares)	14,505,000		13,986,538		14,357,377		13,500,000

[1]	Segment revenues represent revenues from external customers and are consistent with consolidated net revenues as reported in the Company’s consolidated statements of income. The Company had no intra-entity sales or transfers for the periods presented.
[2]	Segment revenues represent revenues from external customers and are consistent with consolidated net revenues as reported in the Company’s consolidated statements of income. The Company had no intra-entity sales or transfers for the years presented.